CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (6,798)		$ (10,609)		$ (7,016)
Less: net income from discontinued operation					(583)
Net loss from continuing operations	(6,798)		(10,609)		(7,599)
Adjustments required to reconcile net loss from continuing operations to net cash used in operating activities from continuing operations:
Depreciation	394		497		546
Goodwill impairment			3,096
Stock-based compensation related to options granted to employees, non-employees and directors	33		332		431
Accrued interest and amortization of premium (accretion of discount) on marketable securities	4		149		139
Loss (gain) on marketable securities	308		70		(369)
Accrued severance pay, net	24		(39)		(315)
Decrease (increase) in trade receivables	1,799		868		(236)
Decrease in other current assets and prepaid expenses	209		840		176
Increase (decrease) in trade payables	82		(109)		(51)
Decrease in accrued expenses and other liabilities	(167)		(439)		(908)
Increase (decrease) in deferred revenues	(290)		388		(307)
Decrease in other long-term liabilities	(44)		(79)		(62)
Other	14		54
Net cash used in operating activities from continuing operations	(4,432)		(4,981)		(8,555)
Net cash used in operating activities from discontinued operations					(475)
Net cash used in operating activities	(4,432)		(4,981)		(9,030)
Cash flows from investing activities:
Investment in marketable securities			(10,992)		(12,801)
Proceeds from marketable securities	1,629		9,711		21,055
Purchase of property and equipment	(177)		(424)		(275)
Proceeds from sale of property and equipment	5		10
Decrease in restricted cash	6		64		2
Net cash provided by (used in) investing activities from continuing operations	1,463		(1,631)		7,981
Net cash provided by investing activities from discontinued operation, net					2,640
Net cash provided by (used in) investing activities	1,463		(1,631)		10,621
Cash flows from financing activities:
Repurchase of options					(250)
Proceeds from exercise of stock options			75		68
Net cash provided by (used in) financing activities from continuing operations		[1]	75	[1]	(182)	[1]
Effect of exchange rate changes on cash	(32)		(142)		156
Increase (decrease) in cash and cash equivalents	(3,001)		(6,679)		1,565
Cash and cash equivalents at the beginning of the year	5,945		12,624		11,059
Cash and cash equivalents at the end of the year	2,944		5,945		12,624
Cash paid during the year for:
Taxes on income	$ 78		$ 213		$ 158

[1]	There were no cash flows from financing activities related to discontinued operations.